Credit facilities and long-term debt - Maturity of Non-Current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	$ 358,222	$ 76,262
Lease liabilities	55,967	53,744
Total non-current borrowings and lease liabilities	414,189	130,006
Between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	13,298	0
Lease liabilities	7,950	8,777
Between 2 and 3 years
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	189,683	40,333
Lease liabilities	6,936	8,576
Between 3 and 4 years
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	0	35,929
Lease liabilities	5,524	5,406
Between 4 and 5 years
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	155,241	0
Lease liabilities	6,338	3,986
Over 5 years
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	0	0
Lease liabilities	$ 29,219	$ 26,999